Leases - Summary Of Supplemental Balance Sheet Information Related To Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee Operating Leases [Line Items]
Right-of-use assets	$ 300.1	$ 344.3	$ 116.8
Lease liabilities (current)		44.4	37.7
Lease liabilities (non-current)		329.7	96.4
Operating Leases		374.1	134.1
Starz Business of Lions Gate Entertainment Corp
Lessee Operating Leases [Line Items]
Right-of-use assets	38.6	44.5	52.2
Lease liabilities (current)	9.7	9.0	9.7
Lease liabilities (non-current)	$ 48.1	55.4	62.8
Operating Leases		$ 64.4	$ 72.5